SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

October 19, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Each Registrant listed on Appendix A

Ladies and Gentlemen:

On behalf of each registrant listed on Appendix A and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 28, 2017, to the Prospectuses for each of the funds listed in Appendix A (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated September 28, 2017 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Appendix A

Names of Registrants and Funds	File Numbers
BlackRock Balanced Capital Fund, Inc.	File No. 002-49007 and File No. 811-02405

BlackRock Basic Value Fund, Inc.	File No. 002-58521 and File No. 811-02739

BlackRock Bond Fund, Inc.	File No. 002-62329 and File No. 811-02857
BlackRock Total Return Fund

BlackRock Capital Appreciation Fund, Inc.	File No. 033-47875 and File No. 811-06669

BlackRock Equity Dividend Fund	File No. 033-14517 and File No. 811-05178

BlackRock FundsSM	File No. 033-26305 and File No. 811-05742
BlackRock Advantage Large Cap Growth Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock High Equity Income Fund
BlackRock International Dividend Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Money Market Portfolio
BlackRock Tactical Opportunities Fund

BlackRock Funds II	File No. 333-142592 and File No. 811-22061
BlackRock High Yield Bond Portfolio
BlackRock U.S. Government Bond Portfolio

BlackRock Global Allocation Fund, Inc.	File No. 033-22462 and File No. 811-05576

BlackRock Global SmallCap Fund, Inc.	File No. 033-53399 and File No. 811-07171

BlackRock Large Cap Series Funds, Inc.	File No. 333-89389 and File No. 811-09637
BlackRock Advantage Large Cap Core Fund
BlackRock Advantage Large Cap Value Fund
BlackRock Large Cap Focus Growth Fund

BlackRock Latin America Fund, Inc.	File No. 033-41622 and File No. 811-06349

BlackRock Long-Horizon Equity Fund	File No. 333-124372 and File No. 811-21759

BlackRock Municipal Bond Fund, Inc.	File No. 002-57354 and File No. 811-02688
BlackRock National Municipal Fund

BlackRock Natural Resources Trust	File No. 002-97095 and File No. 811-04282

BlackRock Value Opportunities Fund, Inc.	File No. 002-60836 and File No. 811-02809

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.